Derivatives - Cash Flow Hedge Balances (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flow Hedge Balances
Reported in Equity	[1]	€ 28	€ 198	€ 138
thereof relates to terminated programs		0	0	(14)
Gains (losses) posted to equity for the year ended		(34)	62	1
Gains (losses) removed from equity for the year ended		136	2	(20)
Ineffectiveness recorded within P&L		€ 0	€ (17)	€ (1)

[1]	Reported in equity refers to accumulated other comprehensive income as presented in the Consolidated Balance Sheet